Document And Entity Information		12 Months Ended
	May 07, 2025	Dec. 31, 2025
Cover [Abstract]
Title of 12(b) Security	Common Stock - par value per share $0.4867
Document Type	8-K
Entity Registrant Name	Chesapeake Utilities Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, Address Line One	500 Energy Lane
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	302
Local Phone Number	734.6799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000019745
Amendment Flag	false
Current Fiscal Year End Date		--12-31
Entity Emerging Growth Company	false
Trading Symbol	CPK
Security Exchange Name	NYSE
Document Period End Date	May 07, 2025